FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
or fiscal year ending: 12/31/16

Is this a transition report?  N


Is this an amendment to a previous filing?  N



1.  A.   Registrant Name: Horace Mann Life Insurance Company
                          Separate Account B

    B.   File Number: 811-01593

    C.   Telephone Number:(217) 788-8538


2.  A.   Street: #1 Horace Mann Plaza

    B.   City: Springfield C. State: IL D. Zip Code: 62715  Zip Ext:0001


3.  Is this the first filing on this form by Registrant?  N


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company (SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7.  A.  Is Registrant a series or multiple portfolio company?  N











For period ending 12/31/16
File number 811-01593


112.  A. Sponsor Name: Horace Mann Life Insurance Company

      B. File Number   not applicable

      C. City:  Springfield  State: Illinois  Zip Code: 62715-0001

115.  A. Independent Public Account Name: KPMG, LLP

      B. City: Chicago  State: Illinois  Zip Code:  60601

116.  A. Is Registrant part of a family of investment companies?  N

117. Is Registrant a separate account of an insurance company? Y (If answer is "Y" (YES), are any of the following types of contracts funded by the Registrant:

      B.  Variable annuity contracts?  Y
      C.  Scheduled premium variable life contracts?  N
      D.  Flexible premium variable life contracts?  N
      E. Other types of insurance products registered under the Securities Act of 1933? N


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)

  $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series).($000's omitted)

  $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains, if any):


J. All other equity securities                1  $ 4,323 $ 69
L. Total assets of all series of registrant   1  $ 4,323 $ 69

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?

  N


131. Total expenses incurred by all series of Registrant during the current reporting period.

$ 19


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:





811-01593








For period ending (a) 12/31/16
File number (c) 811-01593



SIGNATURE PAGE



This report is signed on behalf of the registrant.

City of:  Springfield  State of:  Illinois

Date:  February 18, 2017

Name of Registrant: Horace Mann Life Insurance Company Separate Account B




By:                                         Witness:
     /s/ Bret A. Conklin                         /s/ Kimberly A. Johnson
         Controller                                  Assistant Controller